As filed with the U.S. Securities and Exchange Commission on February 8, 2005

                                             Securities Act File No. 333-111662
                                       Investment Company Act File No. 811-21482




================================================================================

                     U.S. SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
                                 --------------

                                    FORM N-1A

             Registration Statement Under The Securities Act Of 1933         |X|


                          Pre-Effective Amendment No.                        | |


                          Post-Effective Amendment No. 4                     |X|



                                     and/or

         Registration Statement Under The Investment Company Act Of 1940     |X|




                                 Amendment No. 4                             |X|
                        (Check appropriate box or boxes)


                                AIG SERIES TRUST

                 (Exact Name of Registrant Specified in Charter)

                           Harborside Financial Center
                                  3200 Plaza 5
                              Jersey City, NJ 07311
                    (Address of Principal Executive Offices)

       Registrant's Telephone Number, Including Area Code: (800) 858-8850

             Joseph P. Kelly                                  With copies to:
             Associate Counsel                               Jon S. Rand, Esq.
  AIG SunAmerica Asset Management Corp.                        Dechert LLP
       Harborside Financial Center                        30 Rockefeller Plaza
               3200 Plaza 5                             New York, New York 10112
          Jersey City, NJ 07311
 (Name and Address of Agent for Service)

                            ------------------------



         It  is  proposed  that  this  filing  will  become   effective   (check
appropriate box):



|_|  Immediately upon filing pursuant to paragraph (b)      |X|  on February 17, 2005 pursuant to paragraph (b)
|_|  60 days after filing pursuant to paragraph (a)(1)      |_|  on (date) pursuant to paragraph (a)(1)
|_|  75 days after filing pursuant to paragraph (a)(2)      |_|  on (date) pursuant to paragraph (a)(2) of Rule 485


If appropriate, check the following box:


|x| This post-effective amendment designated a new effective date for a previously filed post-effective amendment.

                                EXPLANATORY NOTE


This Post-Effective Amendment No. 4 to the Registration Statement on Form N-1A for AIG Series Trust (the "Registrant") is being filed for the purpose of extending the effective date of Post-Effective Amendment No. 3 from February 8, 2005 to February 17, 2005


                                     PART A

                      INFORMATION REQUIRED IN A PROSPECTUS


Part A is incorporated by reference to Part A of Post-Effective Amendment No. 3 to the Registration Statement on Form N-1A of the Registrant under the Securities Act of 1933, as amended, and Post-Effective Amendment No. 3 to the Registrant's Registration Statement on Form N-1A under the Investment Company Act of 1940, as amended, filed with the Securities and Exchange Commission (the "SEC") on December 9, 2004 ("Amendment No. 3").


                                     PART B

          INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

Part B is incorporated by reference to Part B of Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed with the SEC on December 9, 2004.


                                     PART C

                               OTHER INFORMATION

Part C is incorporated by reference to Part C of Amendment No. 3 to the Registrant's Registration Statement on Form N-1A filed with the SEC on December 9, 2004.

                                   SIGNATURES



              Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Jersey City, and State of New Jersey on the 8th day of February, 2005.



                                               AIG SERIES TRUST
                                               (Registrant)



                                               By:            *
                                                  ------------------------------
                                                        Vincent Marra
                                                        President


              Pursuant to the requirements of the Securities Act of 1933, as amended, this Registration Statement on Form N-1A has been signed by the following persons in the capacities and on the dates indicated.


       SIGNATURES                         TITLE                       DATE
       ----------                         -----                       ----

           *                   Trustee                          February 8, 2005
-----------------------
Peter A. Harbeck


           *                   Treasurer (Principal Financial   February 8, 2005
-----------------------        and Accounting Officer)
Donna M. Handel


           *                   President (Principal Executive   February 8, 2005
-----------------------        Officer)
Vincent Marra


           *                   Trustee and Chairman             February 8, 2005
-----------------------
Samuel M. Eisenstat


           *                   Trustee                          February 8, 2005
-----------------------
Stephen J. Gutman


           *                   Trustee                          February 8, 2005
-----------------------
William F. Devin


           *                   Trustee                          February 8, 2005
-----------------------
Dr. Judith L. Craven


           *                   Trustee                          February 8, 2005
-----------------------
Jeffrey S. Burum


           *                   Trustee                          February 8, 2005
-----------------------
William J. Shea


*By: /s/ Joseph P. Kelly                                        February 8, 2005
    -----------------------
      Joseph P. Kelly, Attorney-in-Fact